RELATED PARTY TRANSACTIONS - Narrative (Details)		1 Months Ended											3 Months Ended				9 Months Ended	10 Months Ended	12 Months Ended
	Nov. 22, 2021 USD ($) $ / shares shares	Jan. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Nov. 30, 2023 shares	Oct. 31, 2023 shares	Aug. 31, 2023 shares	Jul. 31, 2023 shares	Jun. 30, 2023 shares	May 31, 2023 shares	Apr. 30, 2023 shares	Mar. 31, 2023 shares	Sep. 30, 2021 USD ($) shares	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($) D $ / shares shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) D $ / shares	Dec. 31, 2020 USD ($) shares	Jul. 26, 2023 USD ($)	Dec. 31, 2022 USD ($)
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares		3,429	44,286	30,005	22,856	57,143	85,715	42,858	57,143	42,858	108,642						3,429	491,506
Stock Issued During Period, Value, New Issues													$ 12,000	$ 499,979	$ 499,980	$ 380,250			$ 1,565,228
Share-Based Payment Arrangement, Expense																			$ 2,499,000
Roth CH Acquisition V Co. | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																					$ 750,000
Roth CH Acquisition V Co. | Maximum [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount																					$ 750,000
Founder Shares [Member] | Roth CH Acquisition V Co.
Related Party Transaction [Line Items]
Percentage Of Transfer Of Founder Shares With Certain Exceptions																	50.00%		50.00%
Founder Shares [Member] | Roth CH Acquisition V Co. | Sponsor [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares												110,302								4,312,500
Stock Issued During Period, Value, New Issues												$ 959.14								$ 25,000
Stock Repurchased During Period, Shares | shares												1,547,802
Stock Repurchased During Period, Value												$ 959.14
Stock Redeemed or Called During Period, Shares | shares												1,437,500
Aggregate Number Of Shares Owned | shares												2,875,000
Restrictions On Transfer Period Of Time After Business Combination Completion																	6 months		6 months
Stock Price Trigger to Transfer, Assign or Sell Any Shares or Warrants of the Company, After the Completion of the Initial Business Combination (in dollars per share) | $ / shares																	$ 12.5		$ 12.5
Threshold Trading Days for Transfer, Assign or Sale of Shares or Warrants, After the Completion of the Initial Business Combination | D																	20		20
Threshold Consecutive Trading Days for Transfer, Assign or Sale of Shares or Warrants, After the Completion of the Initial Business Combination | D																	30		30
Percentage of Transfer of Remaining Founder Shares with Certain Exceptions																	50.00%		50.00%
Founder Shares [Member] | Roth CH Acquisition V Co. | CR Financial Holdings, Inc [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares	56,932
Stock Issued During Period, Value, New Issues	$ 495.05
Founder Shares [Member] | Roth CH Acquisition V Co. | Initial Stockholders and Independent Directors [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, New Issues | shares	167,234
Fair Value Upon The Grant Date	$ 788,900
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | $ / shares	$ 4.72
Share-Based Payment Arrangement, Expense																	$ 0		$ 0
Working Capital Loans With Related Party [Member] | Roth CH Acquisition V Co. | Related Party [Member]
Related Party Transaction [Line Items]
Working Capital Loan Outstanding			$ 416,841														$ 1,287,944	$ 416,841	$ 416,841			$ 0